Goodwill and Other Intangible Assets (Estimated Aggregate Amortization Expense for Intangible Assets for Next Five Fiscal Years) (Detail) ¥ in Millions	Mar. 31, 2021 JPY (¥)
Estimated aggregate amortization expense for intangible assets for the next five fiscal years:
Fiscal year ending March 31, 2022	¥ 267,181
Fiscal year ending March 31, 2023	228,631
Fiscal year ending March 31, 2024	193,748
Fiscal year ending March 31, 2025	150,403
Fiscal year ending March 31, 2026	¥ 100,619